Other Financial Assets	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets	OTHER FINANCIAL ASSETSOther financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Non consolidated equity investments	3,133	3,133
Other investments	483	483
Financial investments	4,550	—
Loans	428	452
Deposits and guarantees	335	302
Liquidity contract	534	616
TOTAL	9,464	4,986
Of which : Current	4,550	—
Of which : Non-current	4,914	4,986

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	2022/12/31			2023/06/30
Non consolidated equity investments	3,133	—	—	3,133
Other investments	483	—	—	483
Financial investments	4,550	—	(4,550)	—
Loans	428	24	—	452
Deposits and guarantees	335	35	(68)	302
Liquidity contract	534	—	82	616
TOTAL	9,464	58	(4,536)	4,986
The total amount of financial assets of the Company was €9,464 at December 31, 2022, and €4,986 at June 30, 2023. This change is mainly due to the short term financial asset with a term of 180 days.
Non-consolidated equity investments
As of June 30, 2023, the value of "Non-consolidated equity investments" totaled €3,133. The balance solely relates to our equity purchase in Genoscience Pharma which took place in 2021. During the period, there was no indication of loss of value.
Other investments
As of June 30, 2023, the value of "Other investments" totaled €483. The balance relates solely relates to our investment in CAPTECH SANTE.
Financial investments
As of June 30, 2023, the value of "Financial investments" totaled €0. This related solely to a short term investment whose term was 180 days.
Liquidity contract
The liquidity contract consists of a share buyback program contracted to investment service provider CM-CIC Market Solutions in order to facilitate the listing of the Group's shares.
As of June 30, 2023, the liquidity account had a cash balance of €616, and as of December 31, 2022 a cash balance of €534.
CM-CIC Market Solutions holds the following number of GENFIT shares on behalf of the Company, recorded as a deduction in equity:

Financial assets - Current	As of
	2022/12/31	2023/06/30
Number of shares (recorded as a deduction from equity)	138,691	123,140

Summary of Other Financial Assets	Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Non consolidated equity investments	3,133	3,133
Other investments	483	483
Financial investments	4,550	—
Loans	428	452
Deposits and guarantees	335	302
Liquidity contract	534	616
TOTAL	9,464	4,986
Of which : Current	4,550	—
Of which : Non-current	4,914	4,986

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	2022/12/31			2023/06/30
Non consolidated equity investments	3,133	—	—	3,133
Other investments	483	—	—	483
Financial investments	4,550	—	(4,550)	—
Loans	428	24	—	452
Deposits and guarantees	335	35	(68)	302
Liquidity contract	534	—	82	616
TOTAL	9,464	58	(4,536)	4,986

Disclosure of significant accounting policies [text block]	SUMMARY OF MATERIAL ACCOUNTING INFORMATIONUse of estimates and judgmentsIn preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The estimates and underlying assumptions mainly relate to the following:
•Allocation of revenue to performance obligations provided for in the agreement with Ipsen, see Note 8 - "Revenues and other income"
•Research tax credits, see Note 8 - "Revenues and other income"
•Accruals related to clinical trials, see Note 20 - "Trade and other payables"
•Valuation of our investments in Genoscience, see Note 14 - "Goodwill and intangible assets"
•Valuation of our VS-01 assets related to the Versantis acquisition, see Note 14 - "Goodwill and intangible assets"
•Valuation of our license rights acquired, see Note 14 - "Goodwill and intangible assets"
•Convertible loans, see Note 18 - "Loans and borrowingsForeign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of the entities of the Group at the exchange rates applicable at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the reporting date.
The resulting exchange gains or losses are recognized in the statements of operations.
Translation of foreign subsidiary financial statements
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the closing exchange rate. The income and expenses of foreign operations are translated into euros at the exchange rates effective at the transaction dates or using the average exchange rate for the reporting period unless this method cannot be applied due to significant exchange rate fluctuations.
Gains and losses arising from foreign operations are recognized in the statement of other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the statements of operations.
The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A.
The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Half-year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2022/06/30	2023/06/30
Exchange rate at period end	0.96274	0.92030
Average exchange rate for the period	0.91494	0.92515
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Half-year ended
	2022/06/30	2023/06/30
Exchange rate at period end	N/A	1.02166
Average exchange rate for the period	N/A	1.01462
SEGMENT INFORMATION
The Board of Directors and Chief Executive Officer are the chief operating decision makers.
The Board of Directors and the Chief Executive Officer oversee the operations and manage the business as one segment with a single activity; namely, the research and development of innovative medicines and diagnostic solutions, the marketing of which depends on the success of the clinical development phase.
Revenues from contracts with customersResearch tax credit
The Research Tax Credit ("Crédit d'Impôt Recherche," or "CIR") is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is paid in cash to the entity by the tax authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/mid-size company, immediate payment of the Research Tax Credit can be requested. The Group meets such criteria.
The Group applies for CIR for research expenditures incurred in each fiscal year and recognizes the amount claimed in the line item "Other income" in the statements of operations in the same fiscal year. In the notes to the financial statements, the amount claimed is recognized under the heading "Research tax credit" (see Note 15 - "Trade and other receivables" and the table below).
8.2.2.Government grants
Government grants
The Group received until 2016 various forms of government grants. This government aid is provided for and managed by French state-owned entities, and specifically "BPI France" ("Banque Publique d'Investissement"), formerly named "OSEO Innovation".
Subsidies received are non-refundable.
EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
CASH AND CASH EQUIVALENTS
Goodwill
The company does not have any goodwill.
Intangible assets
TRADE AND OTHER RECEIVABLESOTHER FINANCIAL ASSETSLOANS AND BORROWINGSTRADE AND OTHER PAYABLESPROVISIONSEQUITY
Trade and other receivables	TRADE AND OTHER RECEIVABLESOTHER FINANCIAL ASSETS